Expenses by Nature - Summary of Information about Expenses by Nature (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about expenses by nature [abstract]
Raw materials and consumables used	€ (3,197)	€ (2,792)	€ (3,176)
Employee benefit expenses	(924)	(897)	(887)
Energy costs	(138)	(140)	(168)
Sub-contractors	(99)	(108)	(86)
Freight out costs	(124)	(128)	(130)
Professional fees	(77)	(85)	(75)
Operating lease expenses	(27)	(27)	(29)
Depreciation and amortization	(171)	(155)	(140)
Impairment			(457)
Other operating expenses	(229)	(186)	(300)
Other gains / (losses)-net	70	21	(131)
Total Operating expenses	€ (4,916)	€ (4,497)	€ (5,579)